Share capital and share-based compensation - Issued and outstanding (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of number of shares outstanding [abstract]
Options exercised (in shares)	465,625	60,000
Beginning balance	$ 400,792	$ 415,853
Ending balance	$ 499,978	$ 400,792
Preference Variable Voting Shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	100,000,000
Number of shares outstanding at end of period (in shares)	100,000,000	100,000,000
Beginning balance	$ 0
Ending balance	$ 0	$ 0
Common shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	134,293,890	134,061,548
Dividend reinvestment (in shares)	0	108,180
Employee share purchase plan (in shares)	100,390	43,496
Options exercised (in shares)	465,625	60,000
Number of shares outstanding at end of period (in shares)	134,938,365	134,293,890
Beginning balance	$ 305,167	$ 304,320
Dividend reinvestment	0	419
Employee share purchase plan	226	199
Stock options exercised	1,224	160
Ending balance	$ 307,158	$ 305,167
Performance Share Units (PSU)
Reconciliation of number of shares outstanding [abstract]
PSUs settled (in shares)	70,229
Performance Share Units (PSU) | Common shares
Reconciliation of number of shares outstanding [abstract]
PSUs settled (in shares)	78,460	20,666
PSU's settled	$ 541	$ 69